RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTIES
Schedule of related party transactions

	Assets		Liabilities		Financial result			Operating result
	December	December	December	December	December	December	December	December	December	December
	31, 2022	31, 2021	31, 2022	31, 2021	31, 2022	31, 2021	31, 2020	31, 2022	31, 2021	31, 2020
Transactions with controlling shareholders
Management and related persons				(22,875)
Alden Fundo de Investimento em Ações				(17,701)
Controller				(131,841)
Suzano Holding	5	2		(248,789)			(966)	91	(2,621)	(4,063)
	5	2		(421,206)			(966)	91	(2,621)	(4,063)

Transactions with companies of the Suzano
Group and other related parties
Management (expect compensation – Note 11.2)			(5)	(9)				(47)	(422)	(392)
Bexma Participações Ltda	1	1						38	24	11
Bizma Investimentos Ltda	1	1						10	6	12
Ensyn Corporation						1	689
Ficus Empreendimentos e Participações Ltda										(655)
Fundação Arymax								4	2	2
Ibema Companhia Brasileira de Papel (1)	106,940	80,511	(3,705)	(6,288)				218,226	169,965	111,841
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	3	1	(66)					(4,603)	(4,399)	(4,168)
IPLF Holding S.A.	23							38	10	5
Mabex Representações e Participações Ltda									(137)	(50)
Lazam MDS Corretora e Adm. Seguros S.A.										3
Nemonorte Imóveis e Participações Ltda								(194)	(170)	(191)
Other shareholders			(5,094)	(497,867)
	106,968	80,514	(8,870)	(504,164)		1	689	213,472	164,879	106,418
	106,973	80,516	(8,870)	(925,370)		1	(277)	213,563	162,258	102,355

Assets
Trade accounts receivable (Note 7)	99,608	73,598
Dividends receivable	7,334	6,604
Other assets	31	314
Liabilities
Trade accounts payable (Note 17)			(3,776)	(6,288)
Dividends payable			(5,094)	(919,073)
Other liabillities				(9)
	106,973	80,516	(8,870)	(925,370)

1)Refers mainly to the sale of pulp.

Schedule of management compensation

	December 31,	December 31,	December 31,
	2022	2021	2020
Short-term benefits
Salary or compensation	50,228	48,693	47,089
Direct and indirect benefits	1,099	880	852
Bonus	7,031	6,474	11,326
	58,358	56,047	59,267

Long-term benefits
Share-based compensation plan	36,390	46,306	75,022
	36,390	46,306	75,022
	94,748	102,353	134,289